UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 1,619,938	$ 222,911	¥ 1,736,317
Cost of revenues	(1,595,192)	(219,506)	(1,669,515)
Operating expenses:
General and administrative	(70,868)	(9,752)	(81,611)
Research and development	(4,939)	(680)	(6,645)
Gain on disposal of assets, net	7,022	966	8,916
Operating loss	(44,039)	(6,061)	(12,538)
Interest income	258	36	742
Interest expense	(2,301)	(317)	(2,323)
Other income/(loss), net	(3,055)	(420)	6,034
Loss before income tax	(49,137)	(6,762)	(8,085)
Income tax benefit	2,622	361	2,395
Net loss	(46,515)	(6,401)	(5,690)
Net income attributable to non-controlling interests	(6,020)	(828)	(3,958)
Net loss attributable to ordinary shareholders of Quhuo Limited	¥ (52,535)	$ (7,229)	¥ (9,648)
Loss per share:
Basic | (per share)	¥ (0.63)	$ (0.09)	¥ (0.17)
Diluted | (per share)	¥ (0.63)	$ (0.09)	¥ (0.17)
Shares used in loss per share computation:
Basic	83,289,067	83,289,067	56,441,811
Diluted	83,289,067	83,289,067	56,441,811
Other comprehensive loss:
Foreign currency translation adjustment	¥ 1,850	$ 255	¥ 3,555
Comprehensive loss	(44,665)	(6,146)	(2,135)
Comprehensive income attributable to non-controlling interests	(6,020)	(828)	(3,958)
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	¥ (50,685)	$ (6,974)	¥ (6,093)